Subsequent events - Additional Information (Details)			3 Months Ended	12 Months Ended
	Mar. 16, 2021 item	Jun. 10, 2020 shares	Mar. 24, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 21, 2020 USD ($)	Jul. 13, 2020 USD ($)	Mar. 27, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issue costs				$ (5,046,283)
Gross proceeds from exercise of certain stock options				$ 405,305	$ 55,791
Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate offering price						$ 100,000,000	$ 59,500,000	$ 30,000,000
Number of shares issued during the period | shares		10,000,000
Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number Of Warrants Exercised | shares				5,387,200	1,116,322
Share transaction | Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period | shares			2,174,484
Gross proceeds from exercise of warrants			$ 4,800,714
Share transaction | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period | shares			1,058,724
Gross proceeds from exercise of certain stock options			$ 475,240
Share transaction | ATM Offerings
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period | shares			20,365,495
Gross proceeds			$ 146,558,984
Shares issue costs			$ 3,960,332
Proposed facility to support for production | Flagship SOLO EV.
Disclosure of non-adjusting events after reporting period [line items]
Number of vehicles produce at facility per year | item	20,000